Business Acquisition - Additional Information (Detail) - USD ($) $ in Thousands	Jul. 03, 2017	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Other long-term liabilities		$ 26,686	$ 22,329
Bigtera
Business Acquisition [Line Items]
Business acquisition, percentage of outstanding shares acquired	100.00%
Business acquisition, cash paid to acquire interest	$ 4,664
Business acquisition costs			$ 171
Bigtera | Other Noncurrent Liabilities
Business Acquisition [Line Items]
Other long-term liabilities		$ 1,099